Atlantic Acquisition	12 Months Ended
Mar. 31, 2023
Disclosure of detailed information about business combination [abstract]
Atlantic Acquisition [Text Block]

5. Atlantic Acquisition

On April 15, 2021, the Company completed the acquisition of 100% of the common shares of GPU Atlantic Inc. ("GPU Atlantic"), in consideration for 100% of GPU Atlantic, the Company paid total consideration of 1,000,000 common shares on closing valued at a total of $18.6 million (C$23.3 million). 200,000 of the common shares were allocated to a holdback and to GPU One earn-out upon delivery of certain earn-out conditions. All 200,000 common shares allocated to the holdback were issued as of March 31, 2022.

GPU Atlantic had a 50-megawatt data centre campus located in New Brunswick, Canada.

Current assets	$671,709
Plant and equipment	12,898,994
Land	662,910
Building	4,576,290
Sales taxes refunds	75,780
Intangible assets*	696,192
Goodwill**	13,154,585
Accounts payable	(3,198,591)
Long-term debt	(10,978,065)
Net assets acquired	$18,559,804

Consideration paid	Contingent to April 15, 2021	Closing to March 31, 2022
Closing common shares - 800,000	15,174,278	15,174,278
Milestone common shares - 200,000	3,385,526	2,017,054
Total consideration	$18,559,804	$17,191,332

As part of the transaction, the Company also acquired a $10,978,065 (C$13,639,249) term loan (Note 15) included in the long-term debt acquired. As part of the transaction, the Company incurred $83,197 of transaction costs which is included in general and administrative expenses.

* Intangible assets include internally generated mining monitoring, tracking and generating software.

** Goodwill represents expected synergies, future income growth potential, and other intangibles that do not qualify for separate recognition. None of the goodwill arising from the acquisition is expected to be deductible for tax purposes.

The purchase price allocation for acquisitions reflects fair value estimates which were finalized during the period ended June 30, 2022, with no adjustments to the amounts previously reported.